Annual Total Returns[BarChart] - Inflation Protection Portfolio - Inflation Protectiion Portfolio	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	11.93%	7.35%	(8.33%)	3.14%	(2.20%)	4.68%	3.58%	(2.61%)	9.02%	9.57%